Accounts Payable, Accrued Liabilities and Other (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Schedule of Accounts Payable, Accrued Liabilities and Other [Line Items]
Accounts Payable	$ 117,408	$ 31,201
Voyage And Vessel Accrued Liabilities Current	113,748	98,135
Interest Payable, Current	31,582	47,731
Employee-related Liabilities, Current	31,623	34,849
Other Accrued Liabilities	6,486	6,426
Short-term Debt	15,000	0
Contract with Customer, Liability, Current	31,012	30,108
Liabilities of Business Transferred under Contractual Arrangement, Current	5,933	5,930
Operating Lease, Liability	3,230	0
Accounts payable, accrued liabilities and other (notes 8, 13 and 15)	$ 356,022	$ 254,380